United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  02/28/2011

Date of Reporting Period:  Quarter ended 11/30/2010

Item 1.                      Schedule of Investments

Federated Total Return Government Bond Fund

Portfolio of Investments

November 30, 2010 (unaudited)

Principal Amount		Value
	U.S. Treasury – 47.7%
	U.S. Treasury Bonds – 13.9%
$2,200,000	11.250%, 2/15/2015	3,111,109
5,500,000	7.250%, 5/15/2016 - 8/15/2022	7,333,988
2,050,000	8.750%, 5/15/2017	2,904,113
1,000,000	8.125%, 5/15/2021	1,477,891
4,000,000	7.125%, 2/15/2023	5,602,500
37,500,000	6.250%, 8/15/2023 - 5/15/2030	49,425,000
1,500,000	7.500%, 11/15/2024	2,192,695
7,700,000	7.625%, 2/15/2025	11,388,781
11,750,000	6.875%, 8/15/2025	16,382,071
8,000,000	3.500%, 2/15/2039	7,163,125
7,000,000	4.375%, 5/15/2040	7,305,157
12,500,000	3.875%, 8/15/2040	11,964,844
	TOTAL	126,251,274
	U.S. Treasury Inflation-Protected Notes – 6.5%
13,103,350	0.500%, 4/15/2015	13,496,655
42,930,100	1.375%, 1/15/2020	45,816,613
	TOTAL	59,313,268
	U.S. Treasury Notes – 27.3%
15,000,000	1.000%, 12/31/2011	15,107,520
24,400,000	4.750%, 5/31/2012	25,995,531
29,000,000	1.375%, 10/15/2012 - 3/15/2013	29,511,341
18,250,000	1.750%, 4/15/2013	18,762,741
39,600,000	4.250%, 8/15/2013 - 8/15/2015	44,278,254
20,500,000	2.625%, 6/30/2014 - 8/15/2020	21,066,951
10,000,000	2.375%, 8/31/2014	10,499,134
44,000,000	2.500%, 3/31/2015 - 4/30/2015	46,371,718
10,000,000	2.125%, 5/31/2015	10,360,938
18,380,000	5.125%, 5/15/2016	21,768,813
4,100,000	4.500%, 5/15/2017	4,731,496
	TOTAL	248,454,437
	TOTAL U.S. TREASURY (IDENTIFIED COST $404,225,239)	434,018,979
	GOVERNMENT AGENCIES – 35.0%
	Federal Farm Credit System – 1.2%
1,000,000	1.200%, 7/13/2011	1,005,161
500,000	5.550%, 7/23/2014	576,529
1,000,000	4.300%, 12/15/2014	1,113,646
1,000,000	5.200%, 1/7/2015	1,150,453
1,000,000	5.570%, 11/23/2016	1,197,115
249,000	5.800%, 11/10/2021	308,583
5,000,000	5.410%, 4/17/2036	5,692,006
	TOTAL	11,043,493
	Federal Home Loan Bank System – 9.9%
500,000	2.100%, 9/6/2011	506,564
35,000,000	1.875%, 6/20/2012	35,735,969
1,000,000	1.650%, 12/10/2012	1,000,333

Principal Amount			Value
$1,000,000		2.375%, 5/13/2013	1,040,501
12,000,000		3.625%, 10/18/2013	12,956,470
1,000,000		2.750%, 12/12/2014	1,055,168
1,000,000		4.650%, 12/17/2014	1,001,969
1,000,000		2.875%, 6/12/2015	1,057,216
16,100,000		4.750%, 9/11/2015 - 12/16/2016	18,411,236
14,000,000	[1]	5.375%, 5/18/2016	16,598,953
500,000		2.000%, 10/28/2016	505,504
		TOTAL	89,869,883
		Federal Home Loan Mortgage Corporation – 13.7%
40,000,000		2.000%, 4/27/2012	40,283,204
12,000,000		4.625%, 10/25/2012	12,920,017
8,000,000		1.800%, 2/25/2013	8,023,627
10,000,000		1.875%, 3/8/2013	10,036,067
18,000,000		4.750%, 1/19/2016	20,588,377
20,000,000	[1]	5.250%, 4/18/2016	23,418,228
5,000,000		5.125%, 11/17/2017	5,840,668
70,000		6.750%, 9/15/2029	92,591
3,000,000		5.625%, 11/23/2035	3,188,749
		TOTAL	124,391,528
		Federal National Mortgage Association – 5.1%
1,000,000		5.250%, 8/1/2012	1,073,403
10,000,000		4.000%, 1/18/2013	10,046,533
6,000,000	[1]	2.875%, 12/11/2013	6,356,965
14,500,000		2.000%, 6/23/2014	14,605,434
12,000,000		3.000%, 9/29/2014	12,228,389
1,000,000		4.125%, 2/11/2015	1,007,072
1,000,000		4.250%, 3/4/2015	1,009,640
		TOTAL	46,327,436
		Tennessee Valley Authority Bonds – 5.1%
37,550,000		5.500%, 7/18/2017	44,589,577
2,000,000		5.250%, 9/15/2039	2,196,529
		TOTAL	46,786,106
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $306,280,420)	318,418,446
		Mortgage-Backed Securities – 6.2%
		Federal National Mortgage Association – 6.2%
54,452,011		3.500%, 10/1/2020 - 12/1/2020	56,544,139
2,885		7.500%, 6/1/2012	3,005
		TOTAL	56,547,144
		Government National Mortgage Association – 0.0%
128,130		6.500%, 10/15/2031	145,119
41,629		7.500%, 10/15/2026 - 10/15/2027	47,356
		TOTAL	192,475
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $57,235,173)	56,739,619
		Collateralized Mortgage Obligations – 4.5%
		Federal Home Loan Mortgage Corporation – 2.3%
20,420,022		REMIC 2601 DA, 4.000%, 4/15/2023	21,388,451

Principal Amount		Value
	Federal National Mortgage Association – 2.2%
$14,817	REMIC 1988-16 B, 9.500%, 6/25/2018	16,896
6,340	REMIC 1989-35 G, 9.500%, 7/25/2019	7,364
4,895,204	REMIC 2008-17 PA, 4.500%, 10/25/2037	5,165,423
13,866,270	REMIC 2009-14 PB, 3.500%, 3/25/2024	14,531,880
	TOTAL	19,721,563
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $41,126,529)	41,110,014
	FDIC-Guaranteed Debt – 4.5%
14,000,000	Citibank NA, New York, 1.375%, 8/10/2011	14,117,795
10,000,000	General Electric Capital Corp., 3.000%, 12/9/2011	10,290,688
15,000,000	General Motors Acceptance Corp., LLC, 2.200%, 12/19/2012	15,489,026
500,000	New York Community Bancorp, Inc., 3.000%, 12/16/2011	514,014
	TOTAL FDIC-GUARANTEED DEBT (IDENTIFIED COST $39,751,251)	40,411,523
	Repurchase Agreement – 3.3%
29,775,000	Interest in $5,635,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,635,039,132 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,747,739,915. (AT COST)	29,775,000
	TOTAL INVESTMENTS — 101.2% (IDENTIFIED COST $878,393,612)[2]	920,473,581
	OTHER ASSETS AND LIABILITIES - NET — (1.2)%[3]	(10,893,145)
	TOTAL NET ASSETS — 100%	$909,580,436
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	At November 30, 2010, the cost of investments for federal tax purposes was $878,393,612. The net unrealized appreciation of investments for federal tax purposes was $42,079,969. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,224,324 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,144,355.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments in the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Total Return Government Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date                      January 25, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011